Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Disclosure [Abstract]
Deferred income tax expenses as a result of enacted changes in tax laws or rates	$ 14,671
Corporate tax rate of the company	0.00%	0.00%	0.00%
Net increase (decrease) in valuation allowances	10,191	(20,825)
Tax credits, net capital and operating loss carryforwards	547,875	540,945
Tax credits, net capital and operating loss carryforwards having expiration date	173,864	162,844
Tax credits, net capital and operating loss carryforwards expiration date	Through 2033 for $173,864 in net operating losses	Through 2032 for $162,844 in net operating losses
Gross unrecognized tax benefits	130,371	133,874	132,861	118,662
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	19,126	18,704
Accrued income taxes payable recognized in the statement of income	422	731
Expected decrease in unrecognized tax benefits within next 12 months	$ 18,385